[INVESCO ICON] INVESCO|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor



September 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  INVESCO Manager Series Funds, Inc.
     1933 Act No. 333-89212
     1940 Act No. 811-21103
     CIK No. 0001173981

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Manager Series Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive forms of its Class A, B, and C Prospectus and its Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Pre-Effective Amendment No. 2 under the 1933 Act and Amendment No. 2 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Form N-1A/A on August 30, 2002. This Pre-Effective Amendment became effective on August 30, 2002.

If you have any  questions  or  comments,  please  contact Kim  Springer at
(303)-930-6671 or the undersigned at (303) 930-6243.

Sincerely,

/s/ Tane T. Tyler
----------------------------
Tane T. Tyler
Vice President and
Assistant General Counsel


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